SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 445	$ 438
Work in progress	34	148
Finished goods	25	44
Inventory Net	$ 504	$ 630